Lease (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of minimum lease payments under the remaining operating leases

June 30,
2024	19,752
Total undiscounted lease payments	$19,752
Less imputed interest	(377)
Total lease liabilities	$19,375
Less: total lease liabilities - discontinued operations	(19,375)
Total lease liabilities - continuing operations	$—